Government Grants	9 Months Ended
Jun. 30, 2024
Government Grants [Abstract]
Government grants

13.    Government grants

	Total R&D tax credit
	Recognized in interim condensed statements of loss $	Recognized against carrying amount of intangible assets (Note 4) $	Total grant $
Three months ended June 30, 2024
Grants	90,065	13,713	103,778
R&D tax credit	—	178,142	178,142
Total grants and R&D tax credit	90,065	191,855	281,920

Nine months ended June 30, 2024
Grants	90,065	13,713	103,778
R&D tax credit	82,176	266,746	348,922
Total grants and R&D tax credit	172,241	280,459	452,700
	Total R&D tax credit
	Recognized in interim condensed statements of loss $	Recognized against carrying amount of intangible assets (Note 4) $	Total grant $
Three months ended June 30, 2023
Grants	216,423	40,000	256,423
R&D tax credit	45,800	54,200	100,000
Total grants and R&D tax credit	262,223	94,200	356,423

Nine months ended June 30, 2023
Grants	335,703	181,156	516,859
R&D tax credit	93,240	110,326	203,566
Total grants and R&D tax credit	428,943	291,482	720,425

The R&D tax credit is recognized as a reduction of research and development costs in the interim condensed consolidated statements of loss and comprehensive loss.